Operating Leases - Schedule of Operating Lease Liabilities (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
Remaining of 2025	¥ 592,272
2026	1,194,360
2027	1,197,632
2028	602,089
Thereafter
Total lease payments	3,586,353
Less: imputed interest	(344,434)
Total lease liabilities	3,241,919
Less: current portion	(1,019,231)	$ (142,379)	¥ (1,914,109)
Non-current lease liabilities	¥ 2,222,688	$ 310,492	¥ 2,917,350